Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	For the years ended December 31,
	2022	2023	2024
Government grants	$167,500	$28,703	$—
Management fee income	40,192	29,423	4,276
Management fee income from related parties	33,231	25,961	17,103
Gain on early termination of leases	9,041	—	—
Insurance compensation	—	55,903	—
Miscellaneous income	6,058	3,350	16,047
Total	$256,022	$143,340	$37,426